PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 29, 2012
PROPERTY AND EQUIPMENT

NOTE C – PROPERTY AND EQUIPMENT

Property and equipment consisted of:

(In thousands)	December 29, 2012	December 31, 2011
Land	$31,430	$34,258
Buildings	290,153	335,862
Leasehold improvements	746,909	998,736
Furniture, fixtures and equipment	1,337,612	1,547,659

	2,406,104	2,916,515
Less accumulated depreciation	(1,549,763)	(1,849,475)

Total	$856,341	$1,067,040

The above table of property and equipment includes assets held under capital leases as follows:

(In thousands)	December 29, 2012	December 31, 2011
Buildings	$228,392	$266,992
Furniture, fixtures and equipment	57,565	53,924

	285,957	320,916
Less accumulated depreciation	(106,720)	(112,250)

Total	$179,237	$208,666

Depreciation expense was $152.1 million in 2012, $161.0 million in 2011, and $163.2 million in 2010. Refer to Note I for additional information on asset impairment charges.

Included in $1,337.6 million above, are capitalized software costs of $398.0 million and $378.8 million at December 29, 2012 and December 31, 2011, respectively. The unamortized amounts of the capitalized software costs are $165.7 million and $177.9 million at December 29, 2012 and December 31, 2011, respectively. Amortization of capitalized software costs totaled $46.2 million, $45.2 million and $42.2 million in 2012, 2011 and 2010, respectively. Software development costs that do not meet the criteria for capitalization are expensed as incurred.

Estimated future amortization expense for the next five years related to capitalized software at December 29, 2012 is as follows:

(In millions)
2013	$49.4
2014	47.8
2015	43.4
2016	18.7
2017	6.3
Thereafter	0.1

The weighted average amortization period for the remaining capitalized software is 3.6 years.

In 2010, the Company recognized a $51.3 million asset impairment associated with the abandonment of a certain capitalized software application. This asset impairment is included in Asset impairments in the Consolidated Statement of Operations.